SCHEDULE OF PLAN ASSETS AT FAIR VALUE (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	$ 21,312,002	$ 17,951,306
Powerfleet, Inc. Unitized Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	69,381	200,124
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	21,135,814	17,005,528
Self-directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	106,807	745,654
Total Assets in the Fair Value Hierarchy [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	21,312,002	17,951,306
Fair Value, Inputs, Level 1 [Member] | Powerfleet, Inc. Unitized Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	69,381	200,124
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	21,135,814	17,005,528
Fair Value, Inputs, Level 1 [Member] | Self-directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy
Fair Value, Inputs, Level 1 [Member] | Total Assets in the Fair Value Hierarchy [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	21,205,195	17,205,652
Fair Value, Inputs, Level 2 [Member] | Powerfleet, Inc. Unitized Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy
Fair Value, Inputs, Level 2 [Member] | Self-directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	106,807	745,654
Fair Value, Inputs, Level 2 [Member] | Total Assets in the Fair Value Hierarchy [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	106,807	745,654
Fair Value, Inputs, Level 3 [Member] | Powerfleet, Inc. Unitized Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy
Fair Value, Inputs, Level 3 [Member] | Self-directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy
Fair Value, Inputs, Level 3 [Member] | Total Assets in the Fair Value Hierarchy [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy